Estimates, Significant Accounting Policies and Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Shipping and Handling Cost [Text Block]
Shipping and Handling Costs
Shipping and handling costs related to fuel sold are included in cost of products sold. Shipping and handling costs related to fuel consumed for compression and treating are included in operating expenses and are as follows:

	Years Ended December 31,
	2013	2012	2011
Shipping and handling costs – recorded in operating expenses	$28	$25	$40

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill
Goodwill is tested for impairment annually or more frequently if circumstances indicate that goodwill might be impaired. Our annual impairment test is performed as of August 31 for reporting units within ETP’s intrastate transportation and storage and midstream operations and during the fourth quarter for reporting units within ETP’s interstate transportation and storage and NGL transportation and services operations and all others, including all of Regency’s reporting units.

Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities
The net change in operating assets and liabilities (net of effects of acquisitions, dispositions and deconsolidation) included in cash flows from operating activities was comprised as follows:

	Years Ended December 31,
	2013	2012	2011
Accounts receivable	$(556)	$267	$6
Accounts receivable from related companies	64	(9)	(24)
Inventories	(254)	(258)	51
Exchanges receivable	(8)	14	1
Other current assets	(81)	597	(51)
Other non-current assets, net	(23)	(129)	7
Accounts payable	541	(989)	21
Accounts payable to related companies	(140)	92	6
Exchanges payable	128	—	2
Accrued and other current liabilities	192	(159)	84
Other non-current liabilities	147	26	—
Price risk management assets and liabilities, net	(159)	(3)	55
Net change in operating assets and liabilities, net of effects of acquisitions and deconsolidations	$(149)	$(551)	$158

Schedule Of Non-Cash Investing And Financing Activities
Non-cash investing and financing activities and supplemental cash flow information were as follows:

	Years Ended December 31,
	2013	2012	2011
NON-CASH INVESTING ACTIVITIES:
Accrued capital expenditures	$226	$420	$226
Net gains (losses) from subsidiary common unit transactions	$(384)	$80	$153
AmeriGas limited partner interest received in Propane Contribution (see Note 4)	$—	$1,123	$—
NON-CASH FINANCING ACTIVITIES:
Issuance of Common Units in connection with Southern Union Merger (see Note 3)	$—	$2,354	$—
Long-term debt assumed and non-compete agreement notes payable issued in acquisitions	$—	$6,658	$4
Subsidiary issuance of Common Units in connection with certain acquisitions	$—	$2,295	$3
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest, net of interest capitalized	$1,256	$997	$728
Cash paid for income taxes	$58	$23	$27

Schedule of Inventory
Inventories consisted of the following:

	December 31,
	2013	2012
Natural gas and NGLs	$523	$338
Crude oil	488	418
Refined products	597	572
Appliances, parts and fittings and other	199	194
Total inventories	$1,807	$1,522

Other Current Assets	Other current assets consisted of the following:

	December 31,
	2013	2012
Deposits paid to vendors	$49	$41
Prepaid and other	263	270
Total other current assets	$312	$311

Property, Plant and Equipment
Components and useful lives of property, plant and equipment were as follows:

	December 31,
	2013	2012
Land and improvements	$881	$553
Buildings and improvements (5 to 45 years)	939	692
Pipelines and equipment (5 to 83 years)	21,494	19,505
Natural gas and NGL storage facilities (5 to 46 years)	1,083	1,057
Bulk storage, equipment and facilities (2 to 83 years)	1,933	1,745
Tanks and other equipment (5 to 40 years)	1,697	1,194
Retail equipment (3 to 99 years)	450	258
Vehicles (1 to 25 years)	156	154
Right of way (20 to 83 years)	2,190	2,134
Furniture and fixtures (2 to 25 years)	51	67
Linepack	118	118
Pad gas	52	58
Other (1 to 48 years)	708	880
Construction work-in-process	2,165	1,973
	33,917	30,388
Less – Accumulated depreciation	(3,235)	(2,104)
Property, plant and equipment, net	$30,682	$28,284

Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense
We recognized the following amounts of depreciation expense and capitalized interest expense for the periods presented:

	Years Ended December 31,
	2013	2012	2011
Depreciation expense (1)	$1,128	$801	$531
Capitalized interest, excluding AFUDC	$43	$99	$13

Schedule of Goodwill
Changes in the carrying amount of goodwill were as follows:

	Investment in ETP	Investment in Regency	Corporate, Other and Eliminations	Total
Balance, December 31, 2011	$1,220	$790	$29	$2,039
Goodwill acquired (1)	5,138	337	(328)	5,147
Goodwill sold in deconsolidation of ETP Propane Business	(619)	—	—	(619)
Goodwill allocated to the disposal group	(133)	—	—	(133)
Balance, December 31, 2012	5,606	1,127	(299)	6,434
Goodwill acquired	156	—	—	156
Deconsolidation of SUGS (1)	(337)	—	337	—
Goodwill impairment	(689)	—	—	(689)
Other	(7)	—	—	(7)
Balance, December 31, 2013	$4,729	$1,127	$38	$5,894

Components And Useful Lives Of Intangibles And Other Assets
Components and useful lives of intangible assets were as follows:

	December 31, 2013		December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer relationships, contracts and agreements (3 to 46 years)	$2,135	$(264)	$2,032	$(150)
Trade names (20 years)	66	(12)	66	(8)
Patents (9 years)	48	(6)	48	(1)
Other (10 to 15 years)	7	(4)	4	(1)
Total amortizable intangible assets	2,256	(286)	2,150	(160)
Non-amortizable intangible assets:
Trademarks	294	—	301	—
Total intangible assets	$2,550	$(286)	$2,451	$(160)

Aggregate Amortization Expense Of Intangibles And Other Assets	Aggregate amortization expense of intangibles assets was as follows:

	Years Ended December 31,
	2013	2012	2011
Reported in depreciation and amortization	$120	$70	$55

Estimated Aggregate Amortization Expense	Estimated aggregate amortization expense of intangible assets for the next five years was as follows:

Years Ending December 31:
2014	$123
2015	123
2016	123
2017	123
2018	122

Schedule of Other Non-Current Assets, net
Other non-current assets, net are stated at cost less accumulated amortization. Other non-current assets, net consisted of the following:

	December 31,
	2013	2012
Unamortized financing costs (3 to 30 years)	$167	$152
Regulatory assets	86	93
Deferred charges	144	140
Restricted funds	378	—
Other	147	148
Total other non-current assets, net	$922	$533

Schedule of Asset Retirement Obligations [Table Text Block]

	December 31,
	2013	2012
Southern Union	$55	$46
Sunoco	84	53
Sunoco Logistics	41	41
	$180	$140

Accrued and Other Current Liabilities
Accrued and other current liabilities consisted of the following:

	December 31,
	2013	2012
Interest payable	$357	$334
Customer advances and deposits	142	61
Accrued capital expenditures	260	427
Accrued wages and benefits	173	250
Taxes payable other than income taxes	211	208
Income taxes payable	4	41
Deferred income taxes	119	130
Other	412	303
Total accrued and other current liabilities	$1,678	$1,754

Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis
The following tables summarize the fair value of our financial assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2013 and 2012 based on inputs used to derive their fair values:

	Fair Value Measurements at December 31, 2013
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$47	$—	$47	$—
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	5	5	—	—
Swing Swaps IFERC	8	1	7	—
Fixed Swaps/Futures	203	201	2	—
NGLs — Forwards/Swaps	7	5	2	—
Power — Forwards	3	—	3	—
Refined Products — Futures	5	5	—	—
Total commodity derivatives	231	217	14	—
Total assets	$278	$217	$61	$—
Liabilities:
Interest rate derivatives	$(95)	$—	$(95)	$—
Embedded derivatives in the Regency Preferred Units	(19)	—	—	(19)
Commodity derivatives:
Condensate — Forward Swaps	(1)	—	(1)	—
Natural Gas:
Basis Swaps IFERC/NYMEX	(4)	(4)	—	—
Swing Swaps IFERC	(6)	—	(6)	—
Fixed Swaps/Futures	(206)	(201)	(5)	—
Forward Physical Contracts	(1)	—	(1)	—
NGLs — Forwards/Swaps	(9)	(5)	(4)	—
Power — Forwards	(1)	—	(1)	—
Refined Products — Futures	(5)	(5)	—	—
Total commodity derivatives	(233)	(215)	(18)	—
Total liabilities	$(347)	$(215)	$(113)	$(19)

	Fair Value Measurements at December 31, 2012
	Fair Value Total	Level 1	Level 2	Level 3
Assets:
Interest rate derivatives	$55	$—	$55	$—
Commodity derivatives:
Condensate — Forward Swaps	2	—	2	—
Natural Gas:
Basis Swaps IFERC/NYMEX	11	11	—	—
Swing Swaps IFERC	3	—	3	—
Fixed Swaps/Futures	98	94	4	—
Options — Calls	3	—	3	—
Options — Puts	1	—	1	—
Forward Physical Contracts	1	—	1	—
NGLs — Swaps	2	1	1	—
Power:
Forwards	27	—	27	—
Futures	1	1	—	—
Options — Calls	2	—	2	—
Refined Products – Futures	5	1	4	—
Total commodity derivatives	156	108	48	—
Total assets	$211	$108	$103	$—
Liabilities:
Interest rate derivatives	$(235)	$—	$(235)	$—
Preferred Units	(331)	—	—	(331)
Embedded derivatives in the Regency Preferred Units	(25)	—	—	(25)
Commodity derivatives:
Natural Gas:
Basis Swaps IFERC/NYMEX	(18)	(18)	—	—
Swing Swaps IFERC	(2)	—	(2)	—
Fixed Swaps/Futures	(103)	(94)	(9)	—
Options — Calls	(3)	—	(3)	—
Options — Puts	(1)	—	(1)	—
NGLs — Swaps	(4)	(3)	(1)	—
Power:
Forwards	(27)	—	(27)	—
Futures	(2)	(2)	—	—
Refined Products – Futures	(8)	(1)	(7)	—
Total commodity derivatives	(168)	(118)	(50)	—
Total liabilities	$(759)	$(118)	$(285)	$(356)

Unobservable Inputs of Fair Value Level 3 Liabilities [Table Text Block]
The following table presents the material unobservable inputs used to estimate the fair value of Regency’s Preferred Units and the embedded derivatives in Regency’s Preferred Units:

	Unobservable Input	December 31, 2013
Embedded derivatives in the Regency Preferred Units	Credit Spread	4.16%
	Volatility	23.71%

Reconciliation For Liabilities Measured At Fair Value On A Recurring Basis
The following table presents a reconciliation of the beginning and ending balances for our Level 3 financial instruments measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2013. There were no transfers between the fair value hierarchy levels during the years ended December 31, 2013 or 2012.

Balance, December 31, 2012	$(356)
Realized loss included in other income (expense)	(9)
Redemption of Preferred Units	340
Net unrealized gains included in other income (expense)	6
Balance, December 31, 2013	$(19)